Taxes - Unrecognized Tax Benefits Additional Disclosures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Taxes
Unrecognized tax benefits	$ 6,759	$ 7,031	$ 3,740	$ 4,574
Offsetting tax benefits associated with timing adjustments, U.S. tax credits, potential transfer pricing adjustments, and state income taxes	718
Net unrecognized tax benefit amount that, if recognized, would favorably affect the company's effective tax rate	6,041	6,064	2,965
Interest expense and penalties, net (benefit)/charge recognized	(14)	174	$ 62
Interest and penalties accrued	680	$ 799
Reasonably possible reduction in unrecognized tax benefits within the next 12 months	$ 551